================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               January 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES                                      1

SCHEDULE OF INVESTMENTS                                                         1
   U.S. Large Company Portfolio...............................................  2
   U.S. Large Cap Value Portfolio II.......................................... 14
   U.S. Large Cap Value Portfolio III......................................... 15
   LWAS/DFA U.S. High Book to Market Portfolio................................ 16
   DFA International Value Portfolio.......................................... 17
   DFA International Value Portfolio II....................................... 18
   DFA International Value Portfolio III...................................... 19
   DFA International Value Portfolio IV....................................... 20
   Tax-Managed U.S. Marketwide Value Portfolio II............................. 21
   Emerging Markets Portfolio II.............................................. 22
   LWAS/DFA Two-Year Fixed Income Portfolio................................... 23
   LWAS/DFA Two-Year Government Portfolio..................................... 26
   Global Equity Portfolio.................................................... 28
   Global Allocation 60/40 Portfolio.......................................... 30
   Global Allocation 25/75 Portfolio.......................................... 32

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................... 34
   Security Valuation......................................................... 34
   Financial Instruments...................................................... 35
   Federal Tax Cost........................................................... 36
   Other...................................................................... 36
   Subsequent Event Evaluations............................................... 37

THE DFA INVESTMENT TRUST COMPANY

SCHEDULE OF INVESTMENTS
   The U.S. Large Cap Value Series............................................
   The DFA International Value Series.........................................
   The Emerging Markets Series................................................
   The Tax-Managed U.S. Marketwide Value Series...............................

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................... 38
   Security Valuation......................................................... 38
   Financial Instruments...................................................... 39
   Federal Tax Cost........................................................... 39
   Other...................................................................... 39
   Subsequent Event Evaluations............................................... 40

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations


   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from Securities on Loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of Investments.
   --       Amounts designated as -- are either zero or rounded to zero.
   (r)      The adjustable/variable rate shown is effective as of January 31, 2015.
   (S)      Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                        --------- -----------
  COMMON STOCKS -- (96.0%)
  Consumer Discretionary -- (11.6%)
  *   Amazon.com, Inc..................................   118,201 $41,905,801
  *   AutoNation, Inc..................................    23,242   1,385,688
  *   AutoZone, Inc....................................     9,973   5,953,482
  #*  Bed Bath & Beyond, Inc...........................    57,655   4,310,864
      Best Buy Co., Inc................................    90,614   3,189,613
  #   BorgWarner, Inc..................................    70,769   3,822,234
  #   Cablevision Systems Corp. Class A................    68,133   1,289,076
  #*  CarMax, Inc......................................    67,041   4,163,246
      Carnival Corp....................................   140,227   6,164,379
      CBS Corp. Class B................................   148,445   8,136,270
  *   Chipotle Mexican Grill, Inc......................     9,655   6,853,505
      Coach, Inc.......................................    85,777   3,190,047
      Comcast Corp. Class A............................   802,076  42,626,329
  #   Darden Restaurants, Inc..........................    38,618   2,370,373
      Delphi Automotive P.L.C..........................    92,178   6,335,394
  *   DIRECTV..........................................   156,361  13,334,466
  *   Discovery Communications, Inc....................    85,056   2,371,361
  #*  Discovery Communications, Inc. Class A...........    46,217   1,339,600
  *   Dollar General Corp..............................    94,465   6,334,823
  *   Dollar Tree, Inc.................................    64,009   4,551,040
      DR Horton, Inc...................................   103,264   2,532,033
      Expedia, Inc.....................................    30,722   2,639,941
      Family Dollar Stores, Inc........................    30,190   2,297,459
      Ford Motor Co.................................... 1,198,208  17,625,640
  *   Fossil Group, Inc................................    13,992   1,368,418
  #   GameStop Corp. Class A...........................    33,775   1,190,569
      Gannett Co., Inc.................................    70,289   2,179,662
  #   Gap, Inc. (The)..................................    83,057   3,421,118
  #   Garmin, Ltd......................................    37,497   1,963,343
      General Motors Co................................   420,177  13,706,174
  #   Genuine Parts Co.................................    47,576   4,421,713
      Goodyear Tire & Rubber Co. (The).................    85,457   2,071,478
      H&R Block, Inc...................................    85,645   2,935,911
      Harley-Davidson, Inc.............................    66,690   4,114,773
      Harman International Industries, Inc.............    21,325   2,764,360
  #   Hasbro, Inc......................................    35,206   1,933,514
      Home Depot, Inc. (The)...........................   410,278  42,841,229
      Interpublic Group of Cos., Inc. (The)............   130,173   2,595,650
      Johnson Controls, Inc............................   207,404   9,638,064
  #   Kohl's Corp......................................    62,875   3,754,895
  #   L Brands, Inc....................................    76,541   6,477,665
  #   Leggett & Platt, Inc.............................    42,835   1,826,056
  #   Lennar Corp. Class A.............................    55,577   2,495,963
      Lowe's Cos., Inc.................................   302,895  20,524,165
  #   Macy's, Inc......................................   107,498   6,866,972
  #   Marriott International, Inc. Class A.............    66,146   4,927,877
  #   Mattel, Inc......................................   105,459   2,836,847
      McDonald's Corp..................................   302,987  28,008,118
  #*  Michael Kors Holdings, Ltd.......................    64,089   4,536,860
  *   Mohawk Industries, Inc...........................    19,286   3,182,961
  #*  Netflix, Inc.....................................    18,751   8,284,192

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
      Newell Rubbermaid, Inc...........................    84,379 $  3,111,054
  *   News Corp. Class A...............................   155,270    2,311,970
      NIKE, Inc. Class B...............................   217,252   20,041,497
      Nordstrom, Inc...................................    43,818    3,338,932
  *   O'Reilly Automotive, Inc.........................    31,574    5,915,705
  #   Omnicom Group, Inc...............................    77,245    5,623,436
      PetSmart, Inc....................................    30,941    2,528,034
  *   Priceline Group, Inc. (The)......................    16,300   16,454,524
      PulteGroup, Inc..................................   103,860    2,138,477
      PVH Corp.........................................    25,645    2,827,618
      Ralph Lauren Corp................................    18,836    3,143,540
      Ross Stores, Inc.................................    65,310    5,989,580
      Royal Caribbean Cruises, Ltd.....................    51,980    3,927,089
  #   Scripps Networks Interactive, Inc. Class A.......    31,580    2,245,022
  #   Staples, Inc.....................................   199,136    3,395,269
      Starbucks Corp...................................   232,968   20,391,689
      Starwood Hotels & Resorts Worldwide, Inc.........    55,581    4,000,165
      Target Corp......................................   198,305   14,597,231
  #   Tiffany & Co.....................................    35,027    3,034,739
      Time Warner Cable, Inc...........................    87,326   11,887,688
      Time Warner, Inc.................................   261,045   20,343,237
      TJX Cos., Inc. (The).............................   214,475   14,142,482
  #   Tractor Supply Co................................    42,311    3,434,384
  *   TripAdvisor, Inc.................................    34,698    2,325,113
      Twenty-First Century Fox, Inc. Class A...........   577,287   19,142,837
  #*  Under Armour, Inc. Class A.......................    51,880    3,739,510
  #*  Urban Outfitters, Inc............................    31,140    1,085,540
      VF Corp..........................................   107,563    7,461,645
      Viacom, Inc. Class B.............................   115,011    7,409,009
      Walt Disney Co. (The)............................   485,690   44,178,362
      Whirlpool Corp...................................    24,237    4,825,102
      Wyndham Worldwide Corp...........................    38,365    3,214,603
  #   Wynn Resorts, Ltd................................    25,213    3,730,263
      Yum! Brands, Inc.................................   136,204    9,844,825
                                                                  ------------
  Total Consumer Discretionary.........................            667,371,382
                                                                  ------------
  Consumer Staples -- (9.6%)
      Altria Group, Inc................................   615,333   32,674,182
      Archer-Daniels-Midland Co........................   200,430    9,346,051
  #   Avon Products, Inc...............................   135,285    1,047,106
  #   Brown-Forman Corp. Class B.......................    48,696    4,327,614
  #   Campbell Soup Co.................................    55,759    2,550,417
  #   Clorox Co. (The).................................    40,276    4,297,852
      Coca-Cola Co. (The).............................. 1,227,291   50,527,571
      Coca-Cola Enterprises, Inc.......................    69,220    2,914,162
  #   Colgate-Palmolive Co.............................   266,720   18,008,934
      ConAgra Foods, Inc...............................   132,226    4,684,767
  *   Constellation Brands, Inc. Class A...............    52,227    5,768,472
      Costco Wholesale Corp............................   136,288   19,487,821
      CVS Health Corp..................................   356,902   35,033,500
      Dr Pepper Snapple Group, Inc.....................    60,509    4,675,530
      Estee Lauder Cos., Inc. (The) Class A............    69,711    4,920,900
      General Mills, Inc...............................   187,964    9,864,351

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #   Hershey Co. (The)................................    46,059 $  4,707,690
  #   Hormel Foods Corp................................    41,820    2,142,020
      JM Smucker Co. (The).............................    31,690    3,268,824
  #   Kellogg Co.......................................    78,457    5,145,210
      Keurig Green Mountain, Inc.......................    37,819    4,635,097
      Kimberly-Clark Corp..............................   115,956   12,518,610
      Kraft Foods Group, Inc...........................   183,318   11,977,998
      Kroger Co. (The).................................   152,891   10,557,124
      Lorillard, Inc...................................   112,085    7,353,897
  #   McCormick & Co., Inc.............................    40,196    2,869,592
      Mead Johnson Nutrition Co........................    62,881    6,193,150
      Molson Coors Brewing Co. Class B.................    49,597    3,765,900
      Mondelez International, Inc. Class A.............   523,009   18,430,837
  *   Monster Beverage Corp............................    44,872    5,247,780
      PepsiCo, Inc.....................................   465,937   43,695,572
      Philip Morris International, Inc.................   483,717   38,813,452
      Procter & Gamble Co. (The).......................   841,248   70,908,794
      Reynolds American, Inc...........................    95,909    6,517,017
      Sysco Corp.......................................   183,025    7,169,089
      Tyson Foods, Inc. Class A........................    91,202    3,560,526
      Wal-Mart Stores, Inc.............................   491,702   41,784,836
      Walgreens Boots Alliance, Inc....................   271,436   20,018,405
      Whole Foods Market, Inc..........................   111,970    5,833,077
                                                                  ------------
  Total Consumer Staples...............................            547,243,727
                                                                  ------------
  Energy -- (8.0%)
      Anadarko Petroleum Corp..........................   157,673   12,889,768
      Apache Corp......................................   117,210    7,333,830
      Baker Hughes, Inc................................   134,707    7,811,659
      Cabot Oil & Gas Corp.............................   128,551    3,406,601
  *   Cameron International Corp.......................    61,454    2,751,910
  #   Chesapeake Energy Corp...........................   161,471    3,097,014
      Chevron Corp.....................................   588,544   60,343,416
      Cimarex Energy Co................................    27,156    2,802,499
      ConocoPhillips...................................   383,219   24,135,133
      CONSOL Energy, Inc...............................    71,643    2,074,065
  #   Denbury Resources, Inc...........................   109,734      757,165
      Devon Energy Corp................................   119,723    7,215,705
  #   Diamond Offshore Drilling, Inc...................    20,917      659,513
  #   Ensco P.L.C. Class A.............................    72,928    2,044,901
      EOG Resources, Inc...............................   170,611   15,189,497
      EQT Corp.........................................    47,156    3,510,293
      Exxon Mobil Corp................................. 1,318,332  115,248,583
  *   FMC Technologies, Inc............................    72,784    2,727,944
      Halliburton Co...................................   263,839   10,550,922
  #   Helmerich & Payne, Inc...........................    33,694    2,006,815
      Hess Corp........................................    79,095    5,338,122
  #   Kinder Morgan, Inc...............................   528,987   21,714,916
      Marathon Oil Corp................................   210,060    5,587,596
      Marathon Petroleum Corp..........................    87,232    8,076,811
      Murphy Oil Corp..................................    51,930    2,332,176
      Nabors Industries, Ltd...........................    90,087    1,036,901
      National Oilwell Varco, Inc......................   134,050    7,296,341

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  *   Newfield Exploration Co..........................    43,049 $  1,281,999
  #   Noble Corp. P.L.C................................    78,425    1,272,054
      Noble Energy, Inc................................   112,164    5,354,709
      Occidental Petroleum Corp........................   241,413   19,313,040
      ONEOK, Inc.......................................    64,801    2,853,188
      Phillips 66......................................   172,325   12,117,894
      Pioneer Natural Resources Co.....................    46,344    6,976,162
      QEP Resources, Inc...............................    51,585    1,043,049
  #   Range Resources Corp.............................    52,508    2,429,545
      Schlumberger, Ltd................................   400,616   33,006,752
  #*  Southwestern Energy Co...........................   118,056    2,926,608
  #   Spectra Energy Corp..............................   208,902    6,985,683
      Tesoro Corp......................................    39,293    3,211,417
  #   Transocean, Ltd..................................   105,982    1,727,507
      Valero Energy Corp...............................   162,279    8,581,314
      Williams Cos., Inc. (The)........................   209,436    9,185,863
                                                                  ------------
  Total Energy.........................................            456,206,880
                                                                  ------------
  Financials -- (12.9%)
      ACE, Ltd.........................................   103,280   11,150,109
  *   Affiliated Managers Group, Inc...................    17,297    3,554,879
      Aflac, Inc.......................................   140,281    8,007,239
      Allstate Corp. (The).............................   130,582    9,113,318
      American Express Co..............................   277,028   22,353,389
      American International Group, Inc................   435,833   21,299,159
      Ameriprise Financial, Inc........................    57,450    7,177,803
      Aon P.L.C........................................    88,771    7,993,829
      Assurant, Inc....................................    21,867    1,388,773
      Bank of America Corp............................. 3,274,076   49,602,251
      Bank of New York Mellon Corp. (The)..............   350,466   12,616,776
      BB&T Corp........................................   224,250    7,913,782
  *   Berkshire Hathaway, Inc. Class B.................   567,723   81,701,017
      BlackRock, Inc...................................    39,658   13,503,946
      Capital One Financial Corp.......................   173,090   12,671,919
  *   CBRE Group, Inc. Class A.........................    87,027    2,814,453
      Charles Schwab Corp. (The).......................   357,741    9,294,111
  #   Chubb Corp. (The)................................    73,416    7,187,426
  #   Cincinnati Financial Corp........................    45,797    2,313,206
      Citigroup, Inc...................................   943,168   44,281,738
      CME Group, Inc...................................    98,576    8,408,533
  #   Comerica, Inc....................................    55,927    2,320,970
      Discover Financial Services......................   141,181    7,677,423
  *   E*TRADE Financial Corp...........................    89,892    2,072,011
      Fifth Third Bancorp..............................   256,470    4,436,931
      Franklin Resources, Inc..........................   122,070    6,290,267
  *   Genworth Financial, Inc. Class A.................   154,584    1,078,996
      Goldman Sachs Group, Inc. (The)..................   126,106   21,741,935
      Hartford Financial Services Group, Inc. (The)....   134,297    5,224,153
      Hudson City Bancorp, Inc.........................   149,765    1,343,392
      Huntington Bancshares, Inc.......................   253,496    2,540,030
      Intercontinental Exchange, Inc...................    35,089    7,218,860
      Invesco, Ltd.....................................   134,094    4,925,273
      JPMorgan Chase & Co.............................. 1,163,807   63,287,825

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      KeyCorp..........................................   269,641 $  3,502,637
      Legg Mason, Inc..................................    31,254    1,732,722
      Leucadia National Corp...........................    98,618    2,235,670
  #   Lincoln National Corp............................    80,859    4,041,333
      Loews Corp.......................................    93,161    3,564,340
  #   M&T Bank Corp....................................    41,119    4,653,026
      Marsh & McLennan Cos., Inc.......................   168,398    9,054,760
      McGraw Hill Financial, Inc.......................    84,526    7,560,005
      MetLife, Inc.....................................   353,683   16,446,259
      Moody's Corp.....................................    57,135    5,218,140
      Morgan Stanley...................................   475,329   16,070,873
  #   NASDAQ OMX Group, Inc. (The).....................    36,530    1,665,768
      Navient Corp.....................................   127,679    2,520,383
  #   Northern Trust Corp..............................    68,902    4,504,813
  #   People's United Financial, Inc...................    95,855    1,348,680
      PNC Financial Services Group, Inc. (The).........   163,824   13,849,681
      Principal Financial Group, Inc...................    85,005    3,989,285
      Progressive Corp. (The)..........................   166,485    4,320,286
      Prudential Financial, Inc........................   142,589   10,819,653
      Regions Financial Corp...........................   428,424    3,727,289
      State Street Corp................................   129,978    9,294,727
      SunTrust Banks, Inc..............................   162,302    6,235,643
  #   T Rowe Price Group, Inc..........................    80,755    6,357,034
      Torchmark Corp...................................    40,040    2,004,803
      Travelers Cos., Inc. (The).......................   103,173   10,608,248
      U.S. Bancorp.....................................   557,088   23,347,558
      Unum Group.......................................    78,432    2,436,098
      Wells Fargo & Co................................. 1,469,703   76,306,980
      XL Group P.L.C...................................    80,319    2,770,202
  #   Zions Bancorporation.............................    63,162    1,513,362
                                                                  ------------
  Total Financials.....................................            736,205,980
                                                                  ------------
  Health Care -- (14.2%)
      Abbott Laboratories..............................   468,796   20,983,309
      AbbVie, Inc......................................   496,030   29,935,411
  #*  Actavis P.L.C....................................    82,521   21,995,147
      Aetna, Inc.......................................   109,494   10,053,739
      Agilent Technologies, Inc........................   103,805    3,920,715
  *   Alexion Pharmaceuticals, Inc.....................    61,733   11,311,955
      Allergan, Inc....................................    92,745   20,335,269
      AmerisourceBergen Corp...........................    64,664    6,146,313
      Amgen, Inc.......................................   236,819   36,058,061
      Anthem, Inc......................................    84,040   11,342,038
      Baxter International, Inc........................   168,733   11,863,617
  #   Becton Dickinson and Co..........................    59,768    8,252,765
  *   Biogen Idec, Inc.................................    73,522   28,611,822
  *   Boston Scientific Corp...........................   412,866    6,114,545
      Bristol-Myers Squibb Co..........................   516,425   31,124,935
      Cardinal Health, Inc.............................   103,038    8,571,731
  *   CareFusion Corp..................................    63,469    3,763,712
  *   Celgene Corp.....................................   248,660   29,630,326
  *   Cerner Corp......................................    94,591    6,276,113
      Cigna Corp.......................................    81,437    8,699,915

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Health Care -- (Continued)
      CR Bard, Inc.....................................    23,312 $  3,987,051
  *   DaVita HealthCare Partners, Inc..................    53,510    4,016,461
      DENTSPLY International, Inc......................    44,051    2,203,651
  *   Edwards Lifesciences Corp........................    33,295    4,173,528
      Eli Lilly & Co...................................   305,046   21,963,312
  *   Express Scripts Holding Co.......................   228,487   18,441,186
  *   Gilead Sciences, Inc.............................   469,691   49,237,708
  *   Hospira, Inc.....................................    52,664    3,340,478
      Humana, Inc......................................    47,738    6,990,753
  #*  Intuitive Surgical, Inc..........................    11,283    5,579,218
      Johnson & Johnson................................   871,444   87,266,402
  *   Laboratory Corp. of America Holdings.............    26,300    3,018,714
  #*  Mallinckrodt P.L.C...............................    36,191    3,835,884
      McKesson Corp....................................    72,192   15,351,629
  #   Medtronic P.L.C..................................   441,209   31,502,290
      Merck & Co., Inc.................................   887,560   53,502,117
  #*  Mylan, Inc.......................................   116,522    6,193,144
  #   Patterson Cos., Inc..............................    26,639    1,334,348
      PerkinElmer, Inc.................................    35,159    1,607,118
      Perrigo Co. P.L.C................................    43,824    6,649,854
      Pfizer, Inc...................................... 1,961,578   61,299,312
  #   Quest Diagnostics, Inc...........................    44,986    3,197,155
  *   Regeneron Pharmaceuticals, Inc...................    23,105    9,626,929
      St Jude Medical, Inc.............................    88,990    5,861,771
      Stryker Corp.....................................    93,048    8,472,020
  #*  Tenet Healthcare Corp............................    30,589    1,293,303
      Thermo Fisher Scientific, Inc....................   124,539   15,593,528
      UnitedHealth Group, Inc..........................   298,811   31,748,669
      Universal Health Services, Inc. Class B..........    28,340    2,905,700
  #*  Varian Medical Systems, Inc......................    31,118    2,880,282
  *   Vertex Pharmaceuticals, Inc......................    74,881    8,247,393
  *   Waters Corp......................................    25,919    3,085,657
      Zimmer Holdings, Inc.............................    52,711    5,908,903
      Zoetis, Inc......................................   156,077    6,669,170
                                                                  ------------
  Total Health Care....................................            811,976,076
                                                                  ------------
  Industrials -- (9.9%)
      3M Co............................................   199,506   32,379,824
  #   ADT Corp. (The)..................................    54,321    1,868,642
      Allegion P.L.C...................................    29,795    1,609,228
      AMETEK, Inc......................................    76,546    3,666,553
      Boeing Co. (The).................................   206,419   30,007,130
      Caterpillar, Inc.................................   188,478   15,072,586
  #   CH Robinson Worldwide, Inc.......................    45,531    3,242,718
      Cintas Corp......................................    30,220    2,378,314
      CSX Corp.........................................   309,896   10,319,537
      Cummins, Inc.....................................    52,896    7,376,876
      Danaher Corp.....................................   190,329   15,679,303
  #   Deere & Co.......................................   111,587    9,506,097
      Delta Air Lines, Inc.............................   260,564   12,327,283
      Dover Corp.......................................    51,468    3,604,819
  #   Dun & Bradstreet Corp. (The).....................    11,177    1,286,584
      Eaton Corp. P.L.C................................   147,757    9,321,989

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
  #   Emerson Electric Co..............................   215,949 $ 12,296,136
      Equifax, Inc.....................................    37,532    3,169,953
  #   Expeditors International of Washington, Inc......    60,080    2,624,294
  #   Fastenal Co......................................    84,885    3,768,894
      FedEx Corp.......................................    82,010   13,868,711
      Flowserve Corp...................................    42,425    2,311,738
      Fluor Corp.......................................    48,623    2,605,707
      General Dynamics Corp............................    98,013   13,056,312
      General Electric Co.............................. 3,126,426   74,690,317
      Honeywell International, Inc.....................   243,711   23,825,187
      Illinois Tool Works, Inc.........................   111,972   10,423,474
      Ingersoll-Rand P.L.C.............................    82,627    5,486,433
  *   Jacobs Engineering Group, Inc....................    40,634    1,548,155
  #   Joy Global, Inc..................................    30,557    1,281,561
  #   Kansas City Southern.............................    34,349    3,781,481
      L-3 Communications Holdings, Inc.................    26,497    3,262,311
      Lockheed Martin Corp.............................    83,603   15,748,297
      Masco Corp.......................................   110,885    2,754,383
      Nielsen NV.......................................   100,817    4,391,589
      Norfolk Southern Corp............................    96,338    9,823,586
      Northrop Grumman Corp............................    62,888    9,870,272
      PACCAR, Inc......................................   110,243    6,626,707
      Pall Corp........................................    33,158    3,208,368
      Parker Hannifin Corp.............................    46,265    5,388,022
  #   Pentair P.L.C....................................    58,139    3,593,572
      Pitney Bowes, Inc................................    62,558    1,500,141
      Precision Castparts Corp.........................    44,375    8,879,438
  *   Quanta Services, Inc.............................    67,754    1,794,126
  #   Raytheon Co......................................    96,004    9,605,200
      Republic Services, Inc...........................    78,569    3,117,618
      Robert Half International, Inc...................    42,306    2,456,286
  #   Rockwell Automation, Inc.........................    42,258    4,602,741
      Rockwell Collins, Inc............................    41,379    3,542,870
  #   Roper Industries, Inc............................    31,174    4,811,395
  #   Ryder System, Inc................................    16,509    1,366,780
      Snap-on, Inc.....................................    18,086    2,400,193
      Southwest Airlines Co............................   211,313    9,547,121
      Stanley Black & Decker, Inc......................    48,757    4,566,093
  #*  Stericycle, Inc..................................    26,432    3,470,257
      Textron, Inc.....................................    85,919    3,656,713
      Tyco International P.L.C.........................   130,246    5,315,339
      Union Pacific Corp...............................   276,802   32,443,962
      United Parcel Service, Inc. Class B..............   217,004   21,448,675
  *   United Rentals, Inc..............................    31,065    2,573,735
      United Technologies Corp.........................   263,958   30,297,099
      Waste Management, Inc............................   132,585    6,818,847
  #   WW Grainger, Inc.................................    18,887    4,454,310
      Xylem, Inc.......................................    56,608    1,930,333
                                                                  ------------
  Total Industrials....................................            569,652,215
                                                                  ------------
  Information Technology -- (18.7%)
  #   Accenture P.L.C. Class A.........................   195,361   16,416,185
  *   Adobe Systems, Inc...............................   147,508   10,344,736

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  #*  Akamai Technologies, Inc.........................    55,400 $  3,221,787
  #*  Alliance Data Systems Corp.......................    19,895    5,746,273
  #   Altera Corp......................................    94,873    3,123,694
      Amphenol Corp. Class A...........................    96,320    5,173,347
      Analog Devices, Inc..............................    96,862    5,046,994
      Apple, Inc....................................... 1,825,895  213,921,858
      Applied Materials, Inc...........................   379,321    8,663,692
  *   Autodesk, Inc....................................    70,815    3,824,364
      Automatic Data Processing, Inc...................   150,078   12,385,937
      Avago Technologies, Ltd..........................    78,735    8,100,257
      Broadcom Corp. Class A...........................   167,719    7,117,156
      CA, Inc..........................................    99,702    3,020,971
      Cisco Systems, Inc............................... 1,592,008   41,973,291
  *   Citrix Systems, Inc..............................    50,102    2,969,044
  *   Cognizant Technology Solutions Corp. Class A.....   189,574   10,261,641
      Computer Sciences Corp...........................    43,727    2,653,354
      Corning, Inc.....................................   399,077    9,486,060
  *   eBay, Inc........................................   351,974   18,654,622
  *   Electronic Arts, Inc.............................    96,778    5,309,241
      EMC Corp.........................................   633,526   16,427,329
  *   F5 Networks, Inc.................................    22,965    2,563,353
  *   Facebook, Inc. Class A...........................   650,954   49,413,918
      Fidelity National Information Services, Inc......    88,317    5,513,630
  #*  First Solar, Inc.................................    23,393      989,992
  *   Fiserv, Inc......................................    75,934    5,507,493
      FLIR Systems, Inc................................    43,852    1,324,330
  *   Google, Inc. Class A.............................    88,743   47,703,800
  *   Google, Inc. Class C.............................    88,661   47,391,078
      Harris Corp......................................    32,554    2,185,350
      Hewlett-Packard Co...............................   581,026   20,992,469
      Intel Corp....................................... 1,505,276   49,734,319
      International Business Machines Corp.............   286,542   43,929,754
      Intuit, Inc......................................    88,892    7,717,603
      Juniper Networks, Inc............................   119,826    2,723,645
      KLA-Tencor Corp..................................    51,193    3,146,834
      Lam Research Corp................................    49,476    3,781,945
      Linear Technology Corp...........................    74,242    3,336,435
      MasterCard, Inc. Class A.........................   305,080   25,025,712
  #   Microchip Technology, Inc........................    62,550    2,821,005
  #*  Micron Technology, Inc...........................   334,198    9,780,304
      Microsoft Corp................................... 2,566,240  103,676,096
      Motorola Solutions, Inc..........................    65,933    4,114,879
      NetApp, Inc......................................    97,014    3,667,129
      NVIDIA Corp......................................   160,716    3,086,551
      Oracle Corp...................................... 1,007,103   42,187,545
      Paychex, Inc.....................................   101,636    4,600,045
      QUALCOMM, Inc....................................   517,616   32,330,295
  *   Red Hat, Inc.....................................    58,459    3,729,100
  *   Salesforce.com, Inc..............................   182,697   10,313,246
  #   SanDisk Corp.....................................    68,569    5,205,073
  #   Seagate Technology P.L.C.........................   101,879    5,750,051
      Symantec Corp....................................   214,806    5,320,745
      TE Connectivity, Ltd.............................   126,610    8,405,638

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
  Information Technology -- (Continued)
  #*  Teradata Corp....................................  47,621 $    2,121,992
      Texas Instruments, Inc........................... 328,857     17,577,407
  #   Total System Services, Inc.......................  51,496      1,821,413
  #*  VeriSign, Inc....................................  33,920      1,847,962
      Visa, Inc. Class A............................... 152,060     38,761,615
      Western Digital Corp.............................  67,962      6,607,945
  #   Western Union Co. (The).......................... 162,666      2,765,322
      Xerox Corp....................................... 333,988      4,398,622
      Xilinx, Inc......................................  82,311      3,175,147
  *   Yahoo!, Inc...................................... 274,292     12,066,105
                                                                --------------
  Total Information Technology.........................          1,072,954,725
                                                                --------------
  Materials -- (3.1%)
      Air Products & Chemicals, Inc....................  59,881      8,719,272
      Airgas, Inc......................................  20,926      2,357,105
      Alcoa, Inc....................................... 366,905      5,742,063
  #   Allegheny Technologies, Inc......................  33,833        965,255
  #   Avery Dennison Corp..............................  28,355      1,482,116
      Ball Corp........................................  42,617      2,698,935
      CF Industries Holdings, Inc......................  15,480      4,727,282
      Dow Chemical Co. (The)........................... 344,905     15,575,910
      Eastman Chemical Co..............................  46,229      3,277,174
      Ecolab, Inc......................................  84,091      8,726,123
      EI du Pont de Nemours & Co....................... 282,048     20,084,638
      FMC Corp.........................................  41,479      2,385,043
      Freeport-McMoRan, Inc............................ 323,508      5,438,169
  #   International Flavors & Fragrances, Inc..........  25,202      2,674,184
      International Paper Co........................... 131,883      6,944,959
      LyondellBasell Industries NV Class A............. 129,374     10,232,190
      Martin Marietta Materials, Inc...................  19,263      2,075,396
      MeadWestvaco Corp................................  51,890      2,609,029
      Monsanto Co...................................... 150,706     17,780,294
      Mosaic Co. (The).................................  98,236      4,783,111
      Newmont Mining Corp.............................. 155,249      3,904,512
      Nucor Corp.......................................  99,288      4,333,921
  *   Owens-Illinois, Inc..............................  51,248      1,196,641
      PPG Industries, Inc..............................  42,725      9,522,548
      Praxair, Inc.....................................  90,713     10,939,081
      Sealed Air Corp..................................  65,722      2,661,741
      Sherwin-Williams Co. (The).......................  25,404      6,891,343
      Sigma-Aldrich Corp...............................  37,068      5,097,591
      Vulcan Materials Co..............................  40,992      2,890,346
                                                                --------------
  Total Materials......................................            176,715,972
                                                                --------------
  Real Estate Investment Trusts -- (2.5%)
      American Tower Corp.............................. 123,430     11,966,538
      Apartment Investment & Management Co. Class A....  48,069      1,916,030
      AvalonBay Communities, Inc.......................  41,098      7,109,543
      Boston Properties, Inc...........................  47,664      6,615,763
      Crown Castle International Corp.................. 103,940      8,991,849
      Equity Residential............................... 112,814      8,755,495
      Essex Property Trust, Inc........................  19,902      4,498,847

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Real Estate Investment Trusts -- (Continued)
      General Growth Properties, Inc...................   195,312 $  5,894,516
      HCP, Inc.........................................   142,982    6,761,619
      Health Care REIT, Inc............................   102,014    8,360,047
      Host Hotels & Resorts, Inc.......................   235,713    5,395,471
  #   Iron Mountain, Inc...............................    58,035    2,312,114
      Kimco Realty Corp................................   128,055    3,540,721
      Macerich Co. (The)...............................    43,797    3,766,980
  #   Plum Creek Timber Co., Inc.......................    54,746    2,437,292
      Prologis, Inc....................................   155,661    7,026,538
      Public Storage...................................    45,171    9,072,144
      Simon Property Group, Inc........................    96,755   19,221,348
  #   Ventas, Inc......................................    99,634    7,951,790
      Vornado Realty Trust.............................    54,356    6,003,077
      Weyerhaeuser Co..................................   163,207    5,850,971
                                                                  ------------
  Total Real Estate Investment Trusts..................            143,448,693
                                                                  ------------
  Telecommunication Services -- (2.2%)
      AT&T, Inc........................................ 1,614,864   53,161,323
      CenturyLink, Inc.................................   177,677    6,604,254
  #   Frontier Communications Corp.....................   311,895    2,094,375
  *   Level 3 Communications, Inc......................    86,790    4,316,934
      Verizon Communications, Inc...................... 1,291,930   59,054,120
      Windstream Holdings, Inc.........................   187,608    1,491,484
                                                                  ------------
  Total Telecommunication Services.....................            126,722,490
                                                                  ------------
  Utilities -- (3.3%)
      AES Corp.........................................   204,179    2,495,067
      AGL Resources, Inc...............................    37,217    2,098,295
      Ameren Corp......................................    75,519    3,419,500
      American Electric Power Co., Inc.................   152,315    9,566,905
      CenterPoint Energy, Inc..........................   133,773    3,088,819
      CMS Energy Corp..................................    85,611    3,230,103
  #   Consolidated Edison, Inc.........................    91,161    6,315,634
  #   Dominion Resources, Inc..........................   181,788   13,977,679
  #   DTE Energy Co....................................    55,088    4,939,190
      Duke Energy Corp.................................   220,200   19,188,228
      Edison International.............................   101,434    6,912,727
      Entergy Corp.....................................    56,174    4,915,787
  #   Exelon Corp......................................   267,576    9,643,439
  #   FirstEnergy Corp.................................   130,971    5,282,061
      Integrys Energy Group, Inc.......................    24,888    2,018,417
      NextEra Energy, Inc..............................   135,890   14,844,624
      NiSource, Inc....................................    98,261    4,250,771
  #   Northeast Utilities..............................    98,603    5,480,355
  #   NRG Energy, Inc..................................   105,235    2,595,095
      Pepco Holdings, Inc..............................    78,405    2,152,217
      PG&E Corp........................................   147,909    8,698,528
      Pinnacle West Capital Corp.......................    34,377    2,412,578
      PPL Corp.........................................   207,056    7,350,488
      Public Service Enterprise Group, Inc.............   157,546    6,724,063
  #   SCANA Corp.......................................    44,368    2,829,347
      Sempra Energy....................................    71,961    8,053,875

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
 Utilities -- (Continued)
 #     Southern Co. (The)............................    280,138 $   14,208,599
 TECO Energy, Inc.                                        73,047      1,558,093
 #     Wisconsin Energy Corp.........................     70,191      3,914,552
       Xcel Energy, Inc..............................    157,393      5,906,959
                                                                 --------------
 Total Utilities.....................................               188,071,995
                                                                 --------------
 TOTAL COMMON STOCKS.................................             5,496,570,135
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional Liquid Reserves,
       0.089%........................................ 18,383,475     18,383,475
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (3.7%)
 (S)@  DFA Short Term Investment Fund................ 18,088,550    209,284,524
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,954,626,169)^^...........................            $5,724,238,134
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                  --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  667,371,382            --   --    $  667,371,382
   Consumer Staples..............    547,243,727            --   --       547,243,727
   Energy........................    456,206,880            --   --       456,206,880
   Financials....................    736,205,980            --   --       736,205,980
   Health Care...................    811,976,076            --   --       811,976,076
   Industrials...................    569,652,215            --   --       569,652,215
   Information Technology........  1,072,954,725            --   --     1,072,954,725
   Materials.....................    176,715,972            --   --       176,715,972
   Real Estate Investment Trusts.    143,448,693            --   --       143,448,693
   Telecommunication Services....    126,722,490            --   --       126,722,490
   Utilities.....................    188,071,995            --   --       188,071,995
Temporary Cash Investments.......     18,383,475            --   --        18,383,475
Securities Lending Collateral....             --  $209,284,524   --       209,284,524
Futures Contracts**..............       (549,814)           --   --          (549,814)
                                  --------------  ------------   --    --------------
TOTAL............................ $5,514,403,796  $209,284,524   --    $5,723,688,320
                                  ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                        VALUE+
                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (0.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company..................................................... $166,232,297
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $100,953,157)^^.......................................... $166,232,297
                                                                     ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                         VALUE+
                                                                     --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company..................................................... $2,846,132,557
                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,742,097,868)^^........................................ $2,846,132,557
                                                                     ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                       VALUE+
                                                                     -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company..................................................... $63,059,647
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $29,145,640)^^........................................... $63,059,647
                                                                     ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $6,863,140,564
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,442,204,151)^^........................................... $6,863,140,564
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                           VALUE+
                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $101,883,291
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $93,063,434)^^.............................................. $101,883,291
                                                                        ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $1,828,372,658
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,718,073,882)^^........................................... $1,828,372,658
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                           VALUE+
                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $241,235,497
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $216,171,375)^^............................................. $241,235,497
                                                                        ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                      VALUE+
                                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment
  Trust Company.................................................................. $1,431,098,191
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $794,130,592)^^....................................................... $1,431,098,191
                                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                   -----------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA Investment
    Trust Company................................................. $96,827,247
                                                                   -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $24,864,910)^^....................................... $96,827,247
                                                                   ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT
                                                  (000)    VALUE+
                                                  ------ -----------
           AGENCY OBLIGATIONS -- (23.1%)
           Federal Home Loan Bank
              2.000%, 09/09/16................... $3,795 $ 3,889,446
              0.500%, 09/28/16...................  3,500   3,504,477
              0.625%, 10/14/16...................  1,500   1,504,206
              0.500%, 10/17/16...................  1,000     999,653
              1.625%, 12/09/16...................  3,600   3,671,420
           Federal Home Loan Mortgage
             Corporation
              0.875%, 10/14/16...................  2,900   2,920,184
           Federal National Mortgage Association
              0.625%, 08/26/16...................  6,200   6,221,235
                                                         -----------
           TOTAL AGENCY OBLIGATIONS..............         22,710,621
                                                         -----------
           BONDS -- (55.1%)
           3M Co.
              1.375%, 09/29/16...................    500     507,193
           Agence Francaise de Developpement
              1.125%, 10/03/16...................    250     252,160
           Apple, Inc.
              # 0.450%, 05/03/16.................  2,600   2,602,915
           Asian Development Bank
              0.750%, 01/11/17...................  1,000   1,003,168
           Australia & New Zealand Banking
             Group, Ltd.
              0.900%, 02/12/16...................    500     501,766
              1.250%, 01/10/17...................  1,000   1,008,425
           Austria Government International Bond
              1.750%, 06/17/16...................  2,000   2,038,600
           Bank Nederlandse Gemeenten NV
              0.625%, 07/18/16...................  2,200   2,202,697
           Bank of Montreal
              1.300%, 07/15/16...................    500     504,603
           Bank of Nova Scotia (The)
              # 1.375%, 07/15/16.................  1,834   1,851,399
              1.100%, 12/13/16...................    692     694,929
              2.550%, 01/12/17...................    200     206,264
           Berkshire Hathaway Finance Corp.
              0.950%, 08/15/16...................  1,000   1,007,467
           Berkshire Hathaway, Inc.
              2.200%, 08/15/16...................    131     134,260
           Cooperatieve Centrale Raiffeisen-
             Boerenleenbank BA
              2.125%, 10/13/15...................    500     505,954
           Council Of Europe Development Bank
              1.375%, 03/22/16...................    600     606,833
              1.250%, 09/22/16...................    750     758,964
           Development Bank of Japan, Inc.
              1.625%, 10/05/16...................  1,500   1,524,117

                                                   FACE
                                                  AMOUNT
                                                  (000)    VALUE+
                                                  ------ ----------
             European Bank for Reconstruction &
               Development
                1.375%, 10/20/16................. $1,500 $1,526,158
             European Investment Bank
                2.125%, 07/15/16.................    500    512,400
                0.500%, 08/15/16.................    200    200,221
             FMS Wertmanagement AoeR
                0.625%, 04/18/16.................  2,500  2,508,467
                1.125%, 10/14/16.................    300    303,015
             General Electric Capital Corp.
                1.000%, 01/08/16.................  2,500  2,512,672
                # 1.500%, 07/12/16...............    400    405,555
             Hydro-Quebec
                2.000%, 06/30/16.................  1,200  1,225,028
             Inter-American Development Bank
                5.125%, 09/13/16.................    500    536,745
             KFW
                1.250%, 10/05/16.................  1,500  1,518,460
                0.625%, 12/15/16.................    500    500,737
             Kommunalbanken A.S.
                0.875%, 10/03/16.................  1,000  1,004,936
             Kommuninvest I Sverige AB
                0.875%, 12/13/16.................    800    803,462
             Landeskreditbank Baden-Wuerttemberg
               Foerderbank
                2.250%, 07/15/16.................    500    512,918
             Municipality Finance P.L.C.
                2.375%, 05/16/16.................  2,000  2,049,696
                1.250%, 09/12/16.................    500    505,570
             National Australia Bank, Ltd.
                3.000%, 07/27/16.................  1,600  1,654,112
             Nederlandse Waterschapsbank NV
                0.750%, 03/29/16.................  2,000  2,006,504
                2.125%, 06/16/16.................    500    511,552
             Nordic Investment Bank
                2.250%, 03/15/16.................  1,000  1,020,783
             Oesterreichische Kontrollbank AG
                # 0.750%, 12/15/16...............    500    501,428
             Ontario, Province of Canada
                2.300%, 05/10/16.................  1,400  1,432,515
                1.000%, 07/22/16.................    800    805,504
                1.600%, 09/21/16.................    600    609,638
             Quebec, Province of Canada
                5.125%, 11/14/16.................    500    539,866
             Royal Bank of Canada
                2.625%, 12/15/15.................     --         --
                1.450%, 09/09/16.................    800    808,620
             Svensk Exportkredit AB
                0.625%, 05/31/16.................  2,100  2,104,868
             Svenska Handelsbanken AB
                3.125%, 07/12/16.................  1,750  1,811,059
             Toronto-Dominion Bank (The)
                2.500%, 07/14/16.................    400    410,301

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT
                                                  (000)     VALUE+
                                                 -------- -----------
             1.500%, 09/09/16................... $  1,700 $ 1,720,495
             2.375%, 10/19/16...................      500     513,506
          Toyota Motor Credit Corp.
             2.800%, 01/11/16...................    1,235   1,262,437
          Wal-Mart Stores, Inc.
             # 0.600%, 04/11/16.................    2,000   2,005,442
                                                          -----------
          TOTAL BONDS...........................           54,256,384
                                                          -----------
          U.S. TREASURY OBLIGATIONS
            -- (17.3%)
          U.S. Treasury Notes
             0.625%, 08/15/16...................    3,300   3,314,438
             1.000%, 08/31/16...................    2,700   2,727,632
             1.000%, 09/30/16...................    2,600   2,627,422
             1.000%, 10/31/16...................    3,500   3,537,460
             0.625%, 11/15/16...................    2,500   2,509,765
             0.875%, 12/31/16...................      300     302,320
             0.750%, 01/15/17...................    2,000   2,011,094
                                                          -----------
          TOTAL U.S. TREASURY
            OBLIGATIONS.........................           17,030,131
                                                          -----------
          COMMERCIAL PAPER -- (2.0%)
          Cooperatieve Centrale Raiffeisen-
            Boerenleenbank BA
             0.716%, 05/06/16...................    2,000   1,995,352

                                                 SHARES
                                                 --------
          TEMPORARY CASH
            INVESTMENTS -- (0.2%)
             State Street Institutional Liquid
               Reserves, 0.089%.................  224,957     224,957
                                                          -----------

                                                 SHARES/
                                                  FACE
                                                 AMOUNT
                                                  (000)
                                                 --------
          SECURITIES LENDING
            COLLATERAL -- (2.3%)
          (S)@ DFA Short Term Investment
            Fund................................  190,157   2,200,118
                                                          -----------
          TOTAL INVESTMENTS -- (100.0%)
          (Cost $98,225,484)^^..................          $98,417,563
                                                          ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------
                                 LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                 -------- ----------- ------- -----------
      Agency Obligations........       -- $22,710,621   --    $22,710,621
      Bonds.....................       --  54,256,384   --     54,256,384
      U.S. Treasury Obligations.       --  17,030,131   --     17,030,131
      Commercial Paper..........       --   1,995,352   --      1,995,352
      Temporary Cash
        Investments............. $224,957          --   --        224,957
      Securities Lending
        Collateral..............       --   2,200,118   --      2,200,118
                                 -------- -----------   --    -----------
      TOTAL..................... $224,957 $98,192,606   --    $98,417,563
                                 ======== ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
 U.S. TREASURY OBLIGATIONS -- (99.3%)
 U.S. Treasury Notes
    1.000%, 08/31/16.................................. $    6,700 $  6,768,568
    0.875%, 09/15/16..................................      7,500    7,561,523
    1.000%, 09/30/16..................................     35,000   35,369,145
    0.625%, 10/15/16..................................     25,000   25,097,650
    1.000%, 10/31/16..................................      5,000    5,053,515
    0.625%, 11/15/16..................................     12,200   12,247,653
    0.875%, 11/30/16..................................     10,000   10,082,810
    0.625%, 12/15/16..................................     16,000   16,052,496
    0.875%, 12/31/16..................................     21,600   21,767,054
    0.875%, 01/31/17..................................      6,000    6,045,936
                                                                  ------------
 TOTAL U.S. TREASURY OBLIGATIONS......................             146,046,350
                                                                  ------------
                                                         SHARES
                                                       ----------
 TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional U.S. Government Money
      Market Fund.....................................  1,098,557    1,098,557
                                                                  ------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $146,792,458)^^..            $147,144,907
                                                                  ------------

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          --------------------------------------------
                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                          ---------- ------------ ------- ------------
          U.S. Treasury
            Obligations..         -- $146,046,350   --    $146,046,350
          Temporary Cash
            Investments.. $1,098,557           --   --       1,098,557
                          ---------- ------------   --    ------------
          TOTAL.......... $1,098,557 $146,046,350   --    $147,144,907
                          ========== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                              SHARES        VALUE+
                                                                                            ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.......... 107,519,573 $1,813,855,189
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...  91,741,473  1,069,705,571
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..........  36,292,743    630,042,023
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................  17,723,670    337,990,388
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc..   1,766,562     62,447,969
Investment in The Canadian Small Company Series of The DFA Investment Trust Company........                        847
                                                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,870,565,277).................................................................              3,914,041,987
                                                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.089%
  (Cost $3,168,826)........................................................................   3,168,826      3,168,826
                                                                                                        --------------
  TOTAL INVESTMENTS -- (100.0%) (Cost $2,873,734,103)^^....................................             $3,917,210,813
                                                                                                        ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                             -------------- ------- ------- --------------
      Affiliated Investment
        Companies........... $3,914,041,987   --      --    $3,914,041,987
      Temporary Cash
        Investments.........      3,168,826   --      --         3,168,826
                             --------------   --      --    --------------
      TOTAL................. $3,917,210,813   --      --    $3,917,210,813
                             ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                                 SHARES       VALUE+
                                                                                               ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............. 44,947,173 $  758,258,810
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...... 37,864,313    441,497,894
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc........................................................................ 42,980,445    411,752,662
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................... 25,278,797    275,791,675
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc............. 15,094,851    262,046,615
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA Investment Dimensions
  Group Inc................................................................................... 12,498,866    139,112,377
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc...  7,289,171    139,004,482
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................... 12,449,988    138,319,367
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc.........................................................................................  5,820,265     69,959,584
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc........................................................................  6,557,132     69,636,741
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.....    785,551     27,769,234
                                                                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,359,870,567)....................................................................             2,733,149,441
                                                                                                          --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,359,870,567)^^......................................            $2,733,149,441
                                                                                                          ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                             -------------- ------- ------- --------------
      Affiliated Investment
        Companies........... $2,733,149,441   --      --    $2,733,149,441
                             --------------   --      --    --------------
      TOTAL................. $2,733,149,441   --      --    $2,733,149,441
                             ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                                  SHARES      VALUE+
                                                                                                ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 19,591,842 $213,746,991
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 21,484,380  213,339,894
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc..............  4,881,994   82,359,245
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc..........................................................................................  6,584,287   79,143,124
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.......  4,060,665   47,347,349
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc....................................................................................  2,703,840   28,714,777
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..............  1,606,522   27,889,224
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc....    788,727   15,041,029
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc......     81,948    2,896,860
                                                                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $651,712,260).......................................................................             710,478,493
                                                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.089%
  (Cost $863,088)..............................................................................    863,088      863,088
                                                                                                           ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $652,575,348)^^.........................................            $711,341,581
                                                                                                           ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
        Affiliated Investment
          Companies........... $710,478,493   --      --    $710,478,493
        Temporary Cash
          Investments.........      863,088   --      --         863,088
                               ------------   --      --    ------------
        TOTAL................. $711,341,581   --      --    $711,341,581
                               ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2015, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the partnership. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FUTURES CONTRACTS: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2015, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                                APPROXIMATE
                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                              ----------------------- ---------- --------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 Index(R) Emini   03/20/15     246    $24,457     $(550)     $1,605
                                                                           -------     -----
                                                                           $24,457     $(550)     $1,605
                                                                           =======     =====

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

         U.S. Large Company Portfolio................... $2,769,284,230
         U.S. Large Cap Value Portfolio II..............    100,950,836
         U.S. Large Cap Value Portfolio III.............  1,742,060,055
         LWAS/DFA U.S. High Book to Market Portfolio....     29,144,215
         DFA International Value Portfolio..............  6,431,054,400
         DFA International Value Portfolio II...........     92,875,875
         DFA International Value Portfolio III..........  1,715,264,642
         DFA International Value Portfolio IV...........    215,708,548
         Tax-Managed U.S. Marketwide Value Portfolio II.    794,060,248
         Emerging Markets Portfolio II..................     24,527,373
         LWAS/DFA Two-Year Fixed Income Portfolio.......     98,225,484
         LWAS/DFA Two-Year Government Portfolio.........    146,792,457
         Global Equity Portfolio........................  2,751,848,331
         Global Allocation 60/40 Portfolio..............  2,346,410,370
         Global Allocation 25/75 Portfolio..............    648,260,620

OTHER

The Portfolios subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2015, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

             The U.S. Large Cap Value Series....... $12,922,079,332
             The DFA International Value Series....   8,875,709,689
             The Emerging Markets Series...........   3,347,396,013
             The Tax-Managed U.S. Marketwide Value
               Series..............................   3,115,345,808

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Chairman, Director, President and
       Co-Chief Executive Officer

Date:  March  , 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Investment Group Inc.

Date:  March  , 2015

By:    /s/ David R. Martin
       -----------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Investment Group Inc.

Date:  March  , 2015